Fair Value Measurements - Assets and liabilities that were recognized at fair value on a recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Recurring
Assets
Employee phantom share receivable asset	$ 4,162	$ 8,574
Liabilities
Warrant Liability, Fair Value Disclosure	227,839	312,751
Employee Phantom Share Receivable Liabilities, Fair Value Disclosure	152,422	57,752
Employee Phantom Share Receivable Non Current Liabilities, Fair Value Disclosure		393
Contingent stock liability		130,594
Total	380,902	506,755
Recurring | Level 2
Assets
Employee phantom share receivable asset	4,162	8,574
Liabilities
Warrant Liability, Fair Value Disclosure	227,839
Employee Phantom Share Receivable Liabilities, Fair Value Disclosure	152,422	57,752
Employee Phantom Share Receivable Non Current Liabilities, Fair Value Disclosure		393
Contingent stock liability		130,594
Total	153,063	194,004
Recurring | Level 3
Liabilities
Warrant Liability, Fair Value Disclosure		312,751
Total	227,839	312,751
Interest rate swap asset
Assets
Forward contracts asset	1,957
Liabilities
Interest rate swap liability		5,159
Interest rate swap asset | Recurring
Assets
Forward contracts asset	1,957
Liabilities
Interest rate swap liability		5,159
Foreign exchange forward
Assets
Forward contracts asset	2,205	8,574
Liabilities
Interest rate swap liability	641	106
Foreign exchange forward | Recurring
Assets
Foreign Currency Contract, Asset, Fair Value Disclosure	2,205	8,574
Liabilities
Foreign Currency Contracts, Liability, Fair Value Disclosure	641	106
Foreign exchange forward | Recurring | Level 2
Assets
Foreign Currency Contract, Asset, Fair Value Disclosure	2,205	8,574
Liabilities
Foreign Currency Contracts, Liability, Fair Value Disclosure	$ 641	$ 106